Intangibles, Net (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Intangible Assets Net Excluding Goodwill (Textual)
Amortization of intangible assets	$ 2,000	$ 2,000	$ 4,000	$ 4,000	$ 7,000	$ 1,000	$ 6,000
Amortization expense, 2014	3,000		3,000		7,000
Amortization expense, 2015	7,000		7,000		7,000
Amortization expense, 2016	7,000		7,000		7,000
Amortization expense, 2017	7,000		7,000		7,000
Amortization expense, 2018	7,000		7,000		7,000
Amortization expense, thereafter	$ 6,000		$ 6,000		$ 6,000